Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 16, 2019
Document Effective Date	Dec. 16, 2019
Prospectus Date	Sep. 06, 2019
Entity Inv Company Type	N-1A
Eaton Vance Multi-Asset Credit Fund | Class A
Risk/Return:
Trading Symbol	EAAMX
Eaton Vance Multi-Asset Credit Fund | Class C
Risk/Return:
Trading Symbol	ECAMX
Eaton Vance Multi-Asset Credit Fund | Class I
Risk/Return:
Trading Symbol	EIAMX
Eaton Vance Multi-Asset Credit Fund | Class R6
Risk/Return:
Trading Symbol	ERAMX